Income and Expenses Items - Summary of Other Operating Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis Of Income And Expense [Abstract]
Allowance for trade receivables for related parties	$ 1	$ 27
Allowance for trade receivables	570	302	$ 279
Allowance for other receivable	53		191
Allowance for foreseeable loss		276	236
Impairment of property, plant and equipment	11	223	2,524
Loss on disposal of assets classified as held for sale		(4,525)	11
Other operating expenses - others	810	81	145
Total other operating expenses	$ 1,445	$ 909	$ 3,386